OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Expense:
Litigation costs	$ 22	$ 17
Write-offs	15	12
Bank charges	5	7
Porgera care and maintenance costs	53	51
Supplies obsolescence	48	21
Litigation accruals and settlements	19	25
Other	28	17
Total other expense	190	150
Other Income:
Gains on sale of long-lived assets	(405)	(213)
Income from reimbursements under insurance policies	(22)	0
Loss (gain) on warrant investments at FVPL	(4)	16
Gain on non-hedge derivatives	(7)	(2)
Interest income	(17)	(15)
Other	(3)	(3)
Total other income	(458)	(217)
Total	(268)	(67)
Reko Diq [Member]
Other Income:
Other gains (losses)	(300)
Royalty portfolios sold to Maverix Metals Inc. and Gold Royalty Corp. [Member]
Other Income:
Gains on sale of long-lived assets	$ (63)
Lone Tree [Member]
Other Income:
Gains on sale of long-lived assets		$ (205)